Income statement analysis - Summary of Non-Operating Income and Expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and other income
Interest income		$ 288	$ 183	$ 226
Other income		369	323	385
Finance income		657	506	611
Currency exchange losses charged to the income statementa		83	698	8
Expenditure on research and development		391	400	418
Finance costs
Interest payable		1,718	1,221	1,065
Capitalized at 2.25% (2016 1.81% and 2015 1.75%)b		(297)	(244)	(179)
Unwinding of discount on provisions and other payables		653	698	461
Finance costs	[1]	$ 2,074	$ 1,675	$ 1,347
Capitalisation rate of borrowing costs eligible for capitalisation		2.25%	1.81%	1.75%
Tax relief on capitalized interest		$ 64	$ 56	$ 42

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.